SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Inventory Valuation
	June 30, 2017	December 31, 2016
	(Unaudited)
Raw Materials	$7,134,000	$7,031,000
Work in Process	25,344,000	25,635,000
Finished Goods	12,112,000	11,751,000
Inventory Reserve	(5,001,000)	(4,566,000)
Total Inventory	$39,589,000	$39,851,000

Credit and Concentration Risks

There were three customers that represented 57.2% and three customers that represented 42.4% of total sales for the three months ended June 30, 2017 and 2016, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2017	2016
	(Unaudited)	(Unaudited)
1	16.7	11.8
2	17.0	11.6
3	23.5	19.0

There were three customers that represented 53.5% and four customers that represented 54.0% of total sales for the six months ended June 30, 2017 and 2016, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2017	2016
	(Unaudited)	(Unaudited)
1	16.7	20.8
2	19.4	11.8
3	17.4	11.2
4	*	10.2

* Customer was less than 10% of sales for the six months ended June 30, 2017

There were two customers that represented 51.2% of gross accounts receivable and one customer that represented 19.9% of gross accounts receivable at June 30, 2017 and December 31, 2016, respectively. This is set forth in the table below.

Customer	Percentage of Receivables
	June	December
	2017	2016
	(Unaudited)
1	34.2	19.9
2	17.0	*

* Customer was less than 10% of Gross Accounts Receivable at December 31, 2016

Earnings per share
	Three Months Ended		Six Months Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Weighted average shares outstanding used to compute basic earnings per share	7,650,165	7,587,763	7,650,165	7,586,264
Effect of dilutive stock options and warrants	—	—	—	—
Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	7,650,165	7,587,763	7,650,165	7,586,264

Anti-dilutive Securities

The following table sets forth securities which were excluded from the diluted per share calculation because the conversion price or the exercise price was greater than the average market price of the common shares:

	Three and Six Months Ended
	June 30, 2017	June 30, 2016
	(Unaudited)	(Unaudited)
Convertible Preferred Stock	2,630,953	1,422,750
Stock Options	516,342	202,964
Warrants	978,673	—
	4,125,968	1,625,444

The following table sets forth securities which were excluded from the diluted per share calculation for the six months ended June 30, 2017 and 2016 even though the exercise price was less than the average market price of the common shares and unvested restricted stock because the effect of including these potential shares was anti-dilutive due to the net loss incurred during that period:

	June 30, 2017	June 30, 2016
	(Unaudited)	(Unaudited)
Stock Options	—	484,648
Warrants	85,175	278,405
Unvested Restricted Stock	—	27,000
	85,175	790,053